Filed pursuant to 497(e) and 497(k)
File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED FEBRUARY 25, 2022

TO THE

SUMMARY PROSPECTUS DATED APRIL 30, 2021

PROSPECTUS DATED APRIL 30, 2021 AND

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2021, AS SUPPLEMENT

BRIGHTHOUSE BALANCED PLUS PORTFOLIO

Yang Lu no longer serves as a portfolio manager of the Brighthouse Balanced Plus Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Paul-James White has been named a portfolio manager to the Portfolio. As of December 31, 2021, Mr. White did not beneficially own any equity securities of the Portfolio. Effective immediately, the following changes are made to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio.

In the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management,” the second paragraph is deleted in its entirety and replaced with the following:

Paul-James White, Executive Vice President, Graham A. Rennison, Senior Vice President, and David L. Braun, CFA, Managing Director, have managed the Overlay Portion of the Portfolio since 2022, 2016 and 2016, respectively.

In the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the sixth paragraph is deleted in its entirety and replaced with the following:

Paul-James White is an executive vice president and portfolio manager in the quantitative portfolio management team at PIMCO. Prior to joining PIMCO in 2021, he was head of portfolio management and co-portfolio manager of Man AHL’s multi-strategy program. He has eight years of investment experience.

In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the information with respect to Mr. Lu is deleted in its entirety and the following information is added:

Name of Portfolio Manager	Category of Account	Total Number of Other Accounts	Total Assets in All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Paul-James White,[1]	Registered Investment Companies	1	$975,700,000	0	N/A
Brighthouse Balanced Plus Portfolio (Overlay Portion)	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

[1]	Other Accounts Managed information is as of December 31, 2021.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE